Business combinations (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 BAF Technologies Inc [Member]	Oct. 11, 2011 AFV [Member]	Oct. 31, 2011 AFV [Member]	Jul. 02, 2011 Emer [Member]	Jul. 31, 2011 Emer [Member]
Other tangible assets, including cash of $1,178		$ 9,116			$ 60,532
Property, plant and equipment		905			17,644
Intangible assets subject to amortization over 3 to 10 years			2,638		32,954
Goodwill		18,542	2,701		50,774
Less: total liabilities		(6,594)	(3,561)
Total net assets acquired			3,939		39,706
Payable to Clean Energy		2,322	428
Common shares issued		24,091
Common shares to be issued		3,285
Business Acquisition, Cost of Acquired Entity, Purchase Price		29,698	3,939		39,706
Cash			2,558		17,607
Intangible assets	7,729	7,729
Total identifiable assets acquired		29,698
Total tangible assets, including cash of $8			2,161
Goodwill		18,542	2,701		50,774
Total assets acquired		36,292	7,500		161,904
Other Liabilities					(38,926)
Long-term debt					(83,272)
Common shares			$ 953	$ 953	$ 22,099	$ 22,099